Stockholders' Equity	May 20, 2020
Equity [Abstract]
Stockholders' Equity
11.	Stockholders’ Equity

On February 17, 2014, the Company filed an amended and restated Certificate of Incorporation (the “Restated Certificate”) in connection with the closing of the Company’s initial public offering. As of December 31, 2019, under the Restated Certificate, the Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.001 per share.
On June 7, 2016, the Company completed a
follow-on
public offering of its common stock, which resulted in the sale of 5,900,000 shares of the Company’s common stock at a price to the public of $14.00 per share including shares sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares.
On November 15, 2016, the Company completed a
follow-on
public offering of its common stock, which resulted in the sale of 4,140,000 shares of the Company’s common stock at a price to the public of $18.00 per share including shares sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares.
On October 16, 2017, the Company completed a
follow-on
public offering of its common stock, which resulted in the sale of 5,520,000 shares of the Company’s common stock at a price to the public of $25.50 per share including shares sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares.
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of any holders of Preferred Stock. As of December 31, 2019, no dividends have been declared.